Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Nov. 02, 2016
Variable Portfolio – U.S. Flexible Growth Fund - Class 1 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class 1
Account Value	$ 19,355	$ 16,483	$ 14,071	$ 17,274	$ 14,922	$ 14,201	$ 11,780	$ 12,260	$ 10,350	$ 10,000
Variable Portfolio – U.S. Flexible Growth Fund - Class 2 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class 2
Account Value	$ 19,060	16,270	13,930	17,140	14,840	14,160	11,780	12,260	10,350	10,000
Bloomberg U.S. Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 10,818	10,685	10,125	11,639	11,821	10,996	10,114	10,113	9,767	10,000
Blended Benchmark - 65% S&P 500® Index, 35% Bloomberg U.S. Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Blended Benchmark - 65% S&P 500® Index, 35% Bloomberg U.S. Aggregate Bond Index
Account Value	$ 22,511	19,364	16,310	19,430	16,549	14,360	11,644	11,952	10,381	10,000
S&P 500® Index Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500® Index
Account Value	$ 32,338	$ 25,866	$ 20,482	$ 25,012	$ 19,434	$ 16,414	$ 12,483	$ 13,056	$ 10,716	$ 10,000